Income Taxes - Summarizes major tax jurisdictions subject to examination (Detail)	12 Months Ended
	Mar. 31, 2024
Japan [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2019	[1]
United Kingdom [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2016	[2]
United States [Member]
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination	2021

[1]	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the fiscal year ended March 31, 2018.
[2]	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the fiscal year ended March 31, 2016.